Lincoln National Corporation 150 N. Radnor Chester Road Radnor, PA 19087-5221 www.LincolnFinancial.com
Phone: 484-583-8711
Email: Sam.Goldstein@lfg.com
VIA EDGAR
November 26, 2025
Samantha A. Brutlag, Esq.
Lauren Hamilton
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-4644
RE:	Registrant:	Lincoln Funds Trust (“Trust” or “Registrant”)
	File Nos.:	811-23952 and 333-278528
	PEA No.:	5

Dear Ms. Brutlag and Ms. Hamilton:
Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that, i) the forms of Prospectuses and Statement of Additional Information for the Registrant have not differed from that contained in the Registrant’s Post-Effective Amendment No. 5 (“PEA 5”) to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on November 26, 2025.
If you have any questions concerning PEA 5, please contact me at the above-referenced email or phone number if you need to discuss this matter.
Sincerely,
/s/Samuel K. Goldstein Samuel K. Goldstein, Esq. Chief Counsel - Funds Management
cc:  Paul T. Chryssikos, Chief Counsel